Related Party Balance and Transactions (Details) - Schedule of Significant Related Party Transactions - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
M-GEN Innovation Company Limited [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Trade nature
Description		The Company’s sales
Related party transactions amount			$ 26,095	$ 141,507
M-GEN Innovation Company Limited1 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s receipt of sales
Related party transactions amount			(152,869)	(18,732)
M-GEN Innovation Company Limited2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[1]	The Company’s advance paid to M-GEN Innovation Company Limited (Note 1(a))
Related party transactions amount				570,609
M-GEN Innovation Company Limited 3 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[1]	The Company’s receipt of advance repaid from M-GEN Innovation Company Limited (Note 1(a))
Related party transactions amount			(926,047)	(161,592)
Wah Tong Paper Products Group Limited [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Trade nature
Description		Management fee incurred by the Company
Related party transactions amount				(501,515)
Wah Tong Paper Products Group Limited 1 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s payment on management fee
Related party transactions amount				541,553
Wah Tong Paper Products Group Limited 2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[2]	The Company’s (repayment from)/advance paid to Wah Tong Paper Products Group Limited (Note 1 (b))
Related party transactions amount			(515,132)	515,132
Wah Tong Paper Products Factory Limited [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Trade nature
Description		Rental expenses incurred by the Company
Related party transactions amount				(211,574)
Wah Tong Paper Products Factory Limited1 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s payment on rental expenses
Related party transactions amount				211,574
Wah Tong Paper Products Factory Limited 2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Decrease of an amount due from Wah Tong Paper Products Factory Limited as a result of separation of YWPPC (Note 2)
Related party transactions amount				(2,058,539)
Wah Tong Paper Products Factory Limited 3 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		The Company’s repayment from Wah Tong Paper Products Factory Limited
Related party transactions amount			(1,080,604)
Wah Tong Paper Products Factory Limited 4 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[3]	The Company’s repayment to/(advance from) Wah Tong Paper Products Factory Limited (Note 1 (c))
Related party transactions amount			89,145	(89,145)
Wah Tung Thai Logistics (Shenzhen) Limited [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Trade nature
Description		Logistic fee incurred by the Company
Related party transactions amount			(6,109)	(69,931)
Wah Tung Thai Logistics (Shenzhen) Limited1 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s payment on the logistic fee
Related party transactions amount			6,109	77,571
Wah Tung Thai Logistics (Shenzhen) Limited2 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		Rental income earned by the Company
Related party transactions amount				35,599
Wah Tung Thai Logistics (Shenzhen) Limited3 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s receipt of rental income
Related party transactions amount				(35,599)
Wah Tung Thai Logistics (Shenzhen) Limited 4 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s receipt of sales
Related party transactions amount			(15,998)
Wah Tung Thai Logistics (Shenzhen) Limited 5 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[4]	The Company’s receipt of advance repaid from by Wah Tung Thai Logistics (Shenzhen) Limited (Note 1(d))
Related party transactions amount				(320,029)
Wah Tung Thai Logistics (Shenzhen) Limited 6 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[4]	The Company’s repayment to Wah Tung Thai Logistics (Shenzhen) Limited (Note 1 (d))
Related party transactions amount			5,544
Sing Wise Limited [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Trade nature
Description		Import service incurred by the Company
Related party transactions amount				(1,586)
Sing Wise Limited1 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s payment to import service
Related party transactions amount				1,869
Sing Wise Limited 2 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s sales
Related party transactions amount				18,679
Sing Wise Limited 3 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s receipt of sales
Related party transactions amount			(7,072)	(14,411)
Sing Wise Limited 4 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		The Company’s repayment to Sing Wise Limited
Related party transactions amount			4,921
Sing Wise Limited 5 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Decrease of an amount due from Sing Wise Limited as a result of separation of YWPPC (Note 3)
Related party transactions amount				(380,188)
Wah Tung Thai Logistics Company Limited [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Trade nature
Description		Transportation expenses incurred by the Company
Related party transactions amount			(10,365)	(105,464)
Wah Tung Thai Logistics Company Limited1 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s payment to Transportation expenses
Related party transactions amount			14,507	112,106
Wah Tung Thai Logistics Company Limited 2 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s sales
Related party transactions amount				57,283
Wah Tung Thai Logistics Company Limited 3 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s receipt of sales
Related party transactions amount				(50,168)
Kunshan Chuangke Printing Products Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Trade nature
Description		The Company’s payment on purchase
Related party transactions amount			2,161,721
Yee Woo Paper Packaging (China) Company Limited [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Trade nature
Description		Rental expenses incurred by the Company
Related party transactions amount		$ (707,311)	(528,986)	(396,215)
Yee Woo Paper Packaging (China) Company Limited 1 [Member]
Related Party Transaction [Line Items]
Nature		Trade nature
Description		The Company’s payment on the rental expenses
Related party transactions amount		$ 707,311	865,767	59,434
Yee Woo Paper Packaging (China) Company Limited 2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Increase of an amount due to Yee Woo Paper Packaging (China) Company Limited as a result of separation of YWPPC (Note 4)
Related party transactions amount				(2,062,599)
Yee Woo Paper Packaging (China) Company Limited 3 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		The Company’s repayment to Yee Woo Paper Packaging (China) Company Limited (Note 4)
Related party transactions amount			2,062,599
Kilomate Enterprises Limited [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Non-trade nature
Description		Decrease of an amount due to Kilomate Enterprises Limited (Note 5)
Related party transactions amount				236,206
Millennium Investment International (BVI) Limited [Member]
Related Party Transaction [Line Items]
Relationship		Common controlled by the shareholders
Nature		Non-trade nature
Description		Decrease of an amount due to Millennium Investment International (BVI) Limited (Note 6)
Related party transactions amount				1,580,168
Lai Por [Member]
Related Party Transaction [Line Items]
Relationship		Controlling shareholder
Nature		Non-trade nature
Description		Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. and Millennium Printing International Limited (Note 7)
Related party transactions amount				(1,674,429)
Lai Por1 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Decrease of an amount due to shareholder (Note 8)
Related party transactions amount				1,883,003
Lai Por2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[5]	The Company’s net repayment to shareholders (Note 1(e))
Related party transactions amount			115,566	985,451
Lai Por3 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Increase in dividend payable to the Controlling Shareholders (Note 9)
Related party transactions amount			(1,162,197)
Lai Por 4 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Dividend waived and capitalized as additional paid in capital (Note 9)
Related party transactions amount			1,162,197
Lai Por 5 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)
Related party transactions amount			1,102,427
Lai Yau Shing [Member]
Related Party Transaction [Line Items]
Relationship		Controlling shareholder
Nature		Non-trade nature
Description		Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. and Millennium Printing International Limited (Note 7)
Related party transactions amount				(1,674,429)
Lai Yau Shing1[Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Decrease of an amount due to shareholder (Note 8)
Related party transactions amount				1,883,003
Lai Yau Shing 2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[5]	The Company’s net repayment to shareholders (Note 1(e))
Related party transactions amount			115,566	985,451
Lai Yau Shing3 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Increase in dividend payable to the Controlling Shareholders (Note 9)
Related party transactions amount			(1,162,197)
Lai Yau Shing 4 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Dividend waived and capitalized as additional paid in capital (Note 9)
Related party transactions amount			1,162,197
Lai Yau Shing 5 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)
Related party transactions amount			1,102,427
Lai Yau Chuen [Member]
Related Party Transaction [Line Items]
Relationship		Controlling shareholder
Nature		Non-trade nature
Description		Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. And Millennium Printing International Limited (Note 7)
Related party transactions amount				(1,674,429)
Lai Yau Chuen1 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Decrease of an amount due to shareholder (Note 8)
Related party transactions amount				1,883,003
Lai Yau Chuen 2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[5]	The Company’s net repayment to shareholders (Note 1(e))
Related party transactions amount			115,566	985,451
Lai Yau Chuen 3 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Increase in dividend payable to the Controlling Shareholders (Note 9)
Related party transactions amount			(1,162,197)
Lai Yau Chuen 4 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Dividend waived and capitalized as additional paid in capital (Note 9)
Related party transactions amount			1,162,197
Lai Yau Chuen 5 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)
Related party transactions amount			1,102,427
Lai Yau Sang [Member]
Related Party Transaction [Line Items]
Relationship		Controlling shareholder
Nature		Non-trade nature
Description		Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. and Millennium Printing International Limited (Note 7)
Related party transactions amount				(1,674,429)
Lai Yau Sang1 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Decrease of an amount due to shareholder (Note 8)
Related party transactions amount				1,883,003
Lai Yau Sang2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[5]	The Company’s net repayment to shareholders (Note 1(e))
Related party transactions amount			115,566	985,451
Lai Yau Sang3 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Increase in dividend payable to the Controlling Shareholders (Note 9)
Related party transactions amount			(1,162,197)
Lai Yau Sang 4 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Dividend waived and capitalized as additional paid in capital (Note 9)
Related party transactions amount			1,162,197
Lai Yau Sang 5 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)
Related party transactions amount			1,102,427
Lai Yau Fai [Member]
Related Party Transaction [Line Items]
Relationship		Controlling shareholder
Nature		Non-trade nature
Description		Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. And Millennium Printing International Limited (Note 7)
Related party transactions amount				(1,674,429)
Lai Yau Fai 1 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Decrease of an amount due to shareholder (Note 8)
Related party transactions amount				1,883,003
Lai Yau Fai 2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[5]	The Company’s net repayment to shareholders (Note 1(e))
Related party transactions amount			115,566	985,451
Lai Yau Fai 3 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Increase in dividend payable to the Controlling Shareholders (Note 9)
Related party transactions amount			(1,162,197)
Lai Yau Fai 4 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Dividend waived and capitalized as additional paid in capital (Note 9)
Related party transactions amount			1,162,197
Lai Yau Fai 5 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)
Related party transactions amount			1,102,427
Lai Yau Chi [Member]
Related Party Transaction [Line Items]
Relationship		Controlling shareholder
Nature		Non-trade nature
Description		Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. And Millennium Printing International Limited (Note 7)
Related party transactions amount				(1,674,429)
Lai Yau Chi1 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Decrease of an amount due to shareholder (Note 8)
Related party transactions amount				1,883,003
Lai Yau Chi 2 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description	[5]	The Company’s net repayment to shareholders (Note 1(e))
Related party transactions amount			115,566	985,451
Lai Yau Chi 3 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Increase in dividend payable to the Controlling Shareholders (Note 9)
Related party transactions amount			(1,162,197)
Lai Yau Chi 4 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Dividend waived and capitalized as additional paid in capital (Note 9)
Related party transactions amount			1,162,197
Lai Yau Chi 5 [Member]
Related Party Transaction [Line Items]
Nature		Non-trade nature
Description		Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)
Related party transactions amount			$ 1,102,427

[1]	The amounts represented the advance to MGI to meet its working capital needs and payment on behalf of MGI for the purchase of raw materials. The receipt of advance repaid represented the repayment from MGI.
[2]	The amount represented the advance to WTPPG to meet its working capital needs. The receipt of advance repaid represented the repayment from WTPPG.
[3]	The advance receipt represented the advance from WTPPF to meet our working capital needs. The repayment represented the repayment to WTPPF.
[4]	The amount represented the advance to WTTLSZ to meet its working capital needs. The receipt of advance repaid represented the repayment from WTTLSZ.
[5]	The amount represented the net repayment to shareholders regarding the advances for the working capital of the group in prior years.